EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Contributions for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2025	2024	2023
(millions of Canadian $)

DB Plans	—	—	28
Other post-retirement benefit plans	8	8	9
Savings and DC Plans	72	71	64
	80	79	101

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2025	2024	2025	2024

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,342	3,356	288	285
Service cost	101	108	1	1
Interest cost	162	160	15	14
Employee contributions	11	11	2	2
Benefits paid	(228)	(194)	(22)	(24)
Actuarial (gain) loss[2]	(80)	(39)	(26)	(5)
South Bow - transition of benefit obligation[3]	—	(118)	—	(1)
Foreign exchange rate changes	(35)	58	(9)	16
Benefit obligation – end of year	3,273	3,342	249	288
Change in Plan Assets
Plan assets at fair value – beginning of year	3,948	3,697	339	358
Actual return on plan assets	390	485	22	17
Employer contributions[4,5]	—	—	8	(41)
Employee contributions	11	11	2	2
Benefits paid	(228)	(194)	(22)	(25)
South Bow - transition of plan assets[3]	—	(119)	—	—
Foreign exchange rate changes	(40)	68	(16)	28
Plan assets at fair value – end of year	4,081	3,948	333	339
Funded Status – Plan Surplus	808	606	84	51
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2The increase in the actuarial (gain) loss on the defined benefit plan obligation is primarily attributable to an increase in the weighted discount rate from 4.90 per cent in 2024 to 5.10 per cent in 2025 and an increase in the rate of return. The actuarial (gain) loss on the OPEB Plan obligation is primarily due to changes in demographic assumptions.
3Reflects the impact of the Spinoff Transaction of the Liquids Pipelines business on October 1, 2024.
4The Company reduced letters of credit by $111 million in the Canadian DB Plan (2024 – $133 million) for funding purposes.
5OPEB surplus of nil (2024 - $49 million) was transferred to pay future active employee medical expenses.
Additional pension benefit plan assets were as follows:

at December 31	Pension Benefit Plans
(millions of Canadian $)	2025	2024

TC Energy plan assets at fair value	4,081	3,948
South Bow plan assets held in trust[1]	17	110
Plan assets at fair value – end of year	4,098	4,058
1    Related to the transfer of pension assets to South Bow. The remaining South Bow pension assets will be adjusted to fair value on the date of the transfer. At December 31, 2025, $17 million is reflected in Other current assets of discontinued operations (2024 - $110 million reflected in Other long-term assets of discontinued operations).

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2025	2024	2025	2024

Other long-term assets (Note 14)	808	606	159	152
Accounts payable and other	—	—	(6)	(7)
Other long-term liabilities (Note 17)	—	—	(69)	(94)
	808	606	84	51

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2025	2024	2025	2024

Projected benefit obligation[1]	—	—	(76)	(101)
Plan assets at fair value	—	—	—	—
Funded Status – Plan Deficit	—	—	(76)	(101)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2025	2024
(millions of Canadian $)

Accumulated benefit obligation	(3,086)	(3,097)
Plan assets at fair value[1]	4,098	4,058
Funded Status – Plan Surplus	1,012	961
1    Includes an estimated $17 million (2024 - $110 million) for future transfer to South Bow. The remaining South Bow pension assets will be adjusted to fair value on the date of the transfer.

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2025	2024	2025

Fixed income securities	45%	37%	30% to 55%
Equity securities	40%	49%	20% to 55%
Other investments	15%	14%	10% to 35%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Fixed income and equity securities include the Company's and its related parties debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2025	2024	2025	2024

Fixed income securities	26	44	0.6%	1.1%
Equity securities	2	3	0.1%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and OPEB Plans measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. Refer to Note 27, Risk management and financial instruments, for additional information.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $, unless otherwise noted)
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

Asset Category[1]
Cash and Cash Equivalents	130	138	—	—	—	—	130	138	3%	3%
Equity Securities:
Canadian	129	128	—	—	—	—	129	128	3%	3%
U.S.	969	1,234	—	—	—	—	969	1,234	22%	28%
International	107	182	220	209	—	—	327	391	7%	9%
Global	—	—	104	100	—	—	104	100	2%	2%
Emerging	33	66	132	150	—	—	165	216	4%	5%
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	16	55	—	—	16	55	—	1%
Provincial	—	—	514	312	—	—	514	312	12%	7%
Municipal	—	—	19	14	—	—	19	14	—	—
Corporate	—	—	483	323	—	—	483	323	11%	7%
U.S. Bonds:
Federal	147	151	260	255	—	—	407	406	9%	9%
Municipal	—	—	1	1	—	—	1	1	—	—
Corporate	185	246	193	158	—	—	378	404	9%	9%
International:
Government	3	4	19	17	—	—	22	21	1%	1%
Corporate	—	—	96	66	—	—	96	66	2%	2%
Mortgage backed	40	37	20	23	—	—	60	60	1%	1%
Net forward contracts	—	—	(184)	(201)	—	—	(184)	(201)	(4%)	(4%)
Other Investments:
Real estate	—	—	—	—	292	276	292	276	7%	6%
Infrastructure	—	—	—	—	315	282	315	282	7%	7%
Private equity funds	—	—	—	—	55	32	55	32	1%	1%
Funds held on deposit	130	138	—	—	—	—	130	138	3%	3%
Derivatives	—	—	3	1	—	—	3	1	—	—
	1,873	2,324	1,896	1,483	662	590	4,431	4,397	100%	100%
1 Includes $17 million (2024 - $110 million) for future transfer to South Bow.
Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2023	562
Purchases and sales	(15)
Realized and unrealized gains (losses)	43
Balance at December 31, 2024	590
Purchases and sales	59
Realized and unrealized gains (losses)	13
Balance at December 31, 2025	662

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

at December 31		Other Post-Retirement Benefits
(millions of Canadian $)	Pension Benefits

2026	223	22
2027	224	22
2028	226	22
2029	228	21
2030	230	21
2031 to 2035	1,158	98

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2025	2024	2025	2024

Discount rate	5.10%	4.90%	5.45%	5.45%
Rate of compensation increase	3.05%	3.05%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2025	2024	2023	2025	2024	2023

Discount rate	4.90%	4.75%	5.15%	5.45%	5.15%	5.45%
Expected long-term rate of return on plan assets	6.75%	6.60%	6.45%	4.75%	4.50%	4.50%
Rate of compensation increase	3.05%	3.15%	3.25%	—	—	—

Schedule of Net Benefit Costs
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2025	2024	2023	2025	2024	2023

Service cost[1]	101	108	93	1	1	3
Other components of net benefit cost[1]
Interest cost	162	160	158	15	14	16
Expected return on plan assets	(250)	(248)	(234)	(16)	(14)	(16)
Amortization of past service cost	—	—	—	(2)	—	—
Amortization of regulatory asset	—	—	—	—	(2)	—
	(88)	(88)	(76)	(3)	(2)	—
Net Benefit Cost Recognized	13	20	17	(2)	(1)	3
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

at December 31	2025		2024		2023
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss (gain)	(114)	(13)	(24)	—	71	6

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

year ended December 31	2025		2024		2023
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net gain (loss) from AOCI to net income	—	—	6	—	—	—
Funded status adjustment	(91)	(13)	(101)	(6)	33	(18)
	(91)	(13)	(95)	(6)	33	(18)